Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

September 23, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax® ASTS Option Income Strategy ETF, YieldMax® RKLB Option Income Strategy ETF, YieldMax® MU Option Income Strategy ETF and YieldMax® SNDK Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 20, 2026, and filed electronically as Post-Effective Amendment No. 762 to the Trust’s Registration Statement on Form N-1A on September 18, 2026.

If you have any questions or require further information, please contact Christine Chee at (262) 382-3359 or cchee@tidalfg.com.

Sincerely,

/s/ Christine Chee
Christine Chee
Counsel I
Tidal Investments LLC, on behalf of Tidal Trust II